Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	GoLogiq (fka Lovarra) (Including CreateApp)	Data Logiq	Total

Cost as of January 1, 2022	$1,885,330	$19,718,391	$21,603,721
Additions	$-	$-	$-
Cost as of June 30, 2022	$1,885,330	$19,718,391	$21,603,721

Amortization
Brought forward as of January 1, 2022	$1,396,398	$5,410,127	$6,806,525
Charge for the period	$62,566	$1,964,625	$2,027,191
Accumulated depreciation as of June 30, 2022	$1,458,964	$7,374,752	$8,833,716

Net intangible assets as of June 30, 2022	$426,366	$12,343,639	$12,770,005

Net intangible assets as of December 31, 2021	$488,932	$14,308,264	$14,797,196

	Logiq (Delaware)	DataLogiq	Total

Cost as of January 1, 2021	$1,885,330	$12,928,422	$14,813,752
Additions	$-	$6,789,969	$6,789,969
Cost as of December 31, 2021	$1,885,330	$19,718,391	$21,603,721

Amortization
Brought forward as of January 1, 2021	$1,271,265	$1,805,947	$3,077,212
Charge for the period	$125,133	$3,604,180	$3,729,313
Accumulated depreciation as of December 31, 2021	$1,396,398	$5,410,127	$6,806,525

Net intangible assets as of December 31, 2021	$488,932	$14,308,264	$14,797,196

Net intangible assets as of December 31, 2020	$614,065	$11,122,475	$11,736,540

Schedule of estimated future amortization expense of intangible costs
Remaining of 2022	$2,041,620
2023	4,068,811
2024	4,068,811
2025	2,251,265
2026 and thereafter	339,498
$12,770,005

2022	$4,068,811
2023	4,068,811
2024	4,068,811
2025	2,251,265
2026 and thereafter	339,498
$14,797,196